SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

Lucky Strike Project

On February 16, 2023, the Company entered into an agreement with Warrior Gold Inc. (“Warrior Gold”), pursuant to which Warrior Gold will acquire the Lucky Strike project in exchange for total consideration of 28,612,500 Warrior Gold shares, issued on a post-consolidation basis at the time of closing, and a 1.0% net smelter return royalty to the Company, on the closing date. The completion of the agreement is subject to the approval of the shareholders of Warrior Gold, the approval of the TSX Venture Exchange, the completion of a concurrent private placement financing by Warrior Gold for gross proceeds of not less than $10,000,000, and completion of other customary closing conditions as specified in the agreement.

Stock Options Expired

Subsequent to December 31, 2022, the following stock options expired:

●	1,875 stock options with an exercise price of $8.98 per share;
●	261,000 stock options with an exercise price of $6.79 per share.